Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value	The following table presents changes in Level 3 liabilities relating to Private Warrants measured at fair value as of March 31, 2021 (in thousands):

Private Warrants
Balance as of December 31, 2020	$—
Additions	51,753
Exercise	—
Measurement adjustments	—
Balance as of March 31, 2021	$51,753

The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2019 (in thousands):

	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$122,588	$808	$58
Additions	37,379	—	—
Exercise or conversion	(184,182)	—	—
Measurement adjustments	24,215	227	29
Balance-end of year	$—	$1,035	$87
The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2020 (in thousands):

	2017 Warrants	2018 Warrants	2020 Warrants
Balance-beginning of year	$1,035	$87	$—
Additions	—	—	1,728
Exercise or conversion	(13,714)	(1,700)	(14,698)
Measurement adjustments	12,679	1,613	12,970
Balance-end of year	$—	$—	$—

Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis and the Level of Inputs Used
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of March 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$19,035	$—	$—	$19,035
U.S. Treasury	—	—	—	—
Commercial paper	—	166,255	—	166,255
Total cash equivalents	$19,035	$166,255	$—	$185,290
Marketable investments:
U.S. Treasury	$210,709	$—	$—	$210,709
U.S. agency and government sponsored securities	—	—	—	—
Commercial paper	—	106,209	—	106,209
Corporate bonds	—	61,672	—	61,672
Asset-backed securities	—	8,051	—	8,051
Equity investments	$16,950	$—	$—	$16,950
Total marketable investments	$227,659	$175,932	$—	$403,591
Liabilities:
Public Warrants	$—	$—	$—	$—
Private Warrants	—	—	51,753	51,753
Total warrant liabilities	$—	$—	$51,753	$51,753

	Fair Value (in thousands) Measured as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$64,971	$—	$—	$64,971
U.S. Treasury	24,999	—	—	24,999
Commercial paper	—	108,322	—	108,322
Total cash equivalents	$89,970	$108,322	$—	$198,292
Marketable investments:
U.S. Treasury	$130,348	$—	$—	$130,348
U.S. agency and government sponsored securities	—	19,996	—	19,996
Commercial paper	—	73,898	—	73,898
Corporate bonds	—	45,450	—	45,450
Asset-backed securities	—	7,018	—	7,018
Total marketable investments	$130,348	$146,362	$—	$276,710
Liabilities:
Public Warrants	$228,933	$—	$—	$228,933
Private Warrants	—	114,467	—	114,467
Total warrant liabilities	$228,933	$114,467	$—	$343,400

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$64,971	$—	$—	$64,971
U.S. Treasury	24,999	—	—	24,999
Commercial paper	—	108,322	—	108,322
Total cash equivalents	$89,970	$108,322	$—	$198,292
Marketable investments:
U.S. Treasury	$130,348	$—	$—	$130,348
U.S. agency and government sponsored securities	—	19,996	—	19,996
Commercial paper	—	73,898	—	73,898
Corporate bonds	—	45,450	—	45,450
Asset-backed securities	—	7,018	—	7,018
Total marketable investments	$130,348	$146,362	$—	$276,710
Liabilities:
Public Warrants	$228,933	$—	$—	$228,933
Private Warrants	—	114,467	—	114,467
Total warrant liabilities	$228,933	$114,467	$—	$343,400

	Fair Value (in thousands) Measured as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$2,260	$—	$—	$2,260
U.S. agency securities	—	1,398	—	1,398
Commercial paper	—	16,971	—	16,971
Corporate bonds	—	775	—	775
Total cash equivalents	$2,260	$19,144	$—	$21,404
Marketable investments:
U.S. Treasury	$749	$—	$—	$749
Commercial paper	—	3,212	—	3,212
Corporate bonds	—	2,698	—	2,698
Total marketable investments	$749	$5,910	$—	$6,659
Liabilities:
2017 Warrants	$—	$—	$1,035	$1,035
2018 Warrants	—	—	87	87
Total warrant liabilities	$—	$—	$1,122	$1,122